SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Prepaid Land Lease Rights [Member]	Dec. 31, 2011 Prepaid Land Lease Rights [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2012 Medical Equipment [Member]	Dec. 31, 2012 Medical Equipment [Member] Minimum [Member]	Dec. 31, 2012 Medical Equipment [Member] Maximum [Member]	Dec. 31, 2012 Electronic and Office Equipment [Member]	Dec. 31, 2012 Electronic and Office Equipment [Member] Minimum [Member]	Dec. 31, 2012 Electronic and Office Equipment [Member] Maximum [Member]	Dec. 31, 2012 Motor Vehicles [Member]	Dec. 31, 2012 Motor Vehicles [Member] Minimum [Member]	Dec. 31, 2012 Motor Vehicles [Member] Maximum [Member]	Dec. 31, 2012 Leasehold Improvement and Building Improvement [Member]	Dec. 31, 2012 Leasehold Improvement and Building Improvement [Member] Maximum [Member]	Dec. 31, 2012 JYADK [Member]
Convenience translation
Noon buying rate		6.2301
Equity method investments
Equity interest in equity method investment																					27.00%
Property, plant and equipment, net
Estimated useful life									38 years		6 years	20 years	5 years			5 years				5 years
Estimated residual value														5.00%	10.00%		5.00%	10.00%
Interest and other costs relating to construction capitalized	$ 899	5,599	724	2,517
Revenue recognition
Leases and management service arrangements, term							6 years	20 years
Prepaid land lease payments
Amortization period					36 years	38 years
Revenue recognition
Business tax and related surcharges	3,604	22,455	23,196	17,511
Value-added tax	42	262	647	1,244
Lease and management services revenues	66,184	412,330	380,457	349,248
Managment services revenue	1,906	11,874	33,584	22,805
Medical equipment sales	247	1,540	1,635	3,475
Other revenue	1,595	9,935	23,742	8,254
Financing lease income	3,280	20,434	9,224	5,147
Advertising expenditure
Advertising expenses	$ 929	5,790	6,917	377